Financial Risk Management - Additional Information (Detail) € in Millions, £ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)
Disclosure of gross debt [Line Items]
Borrowings				£ 1,472.0			£ 1,161.0
Cash and cash equivalents (excluding overdrafts)				£ 0.5			300.0
Outstanding drawing							0.0
Undrawn borrowing capacity on revolving credit facility			$ 1				£ 800.0
Percentage of cash and cash equivalents held with counter parties			86.00%	86.00%	86.00%	75.00%	75.00%
Borrowings interest rate			1.375%	1.375%	1.375%
Nominal amount				£ 3,130.0	€ 300		£ 1,915.0
Interest cover and leverage covenants | $			$ 1
5.375% GBP notes 2024 [member]
Disclosure of gross debt [Line Items]
Borrowings interest rate			5.375%	5.375%	5.375%
Nominal amount				£ 350.0
Investment grade bank counterparties [member]
Disclosure of gross debt [Line Items]
Net exposure with investment grade counterparties	£ 12.0	£ 10.0
AAA money market fund counterparties [member]
Disclosure of gross debt [Line Items]
Net exposure with investment grade counterparties	£ 2.0	£ 15.0
US Dollars [member]
Disclosure of gross debt [Line Items]
Percentage of currency exposure to sales	69.00%
Borrowings				187.0			217.0
Trade payables				191.0			228.0
Sterling [member]
Disclosure of gross debt [Line Items]
Borrowings				1,013.0			667.0
Trade payables				51.0			64.0
Other currency [member]
Disclosure of gross debt [Line Items]
Borrowings				19.0			16.0
Trade payables				31.0			25.0
Due in 2028 [Member]
Disclosure of gross debt [Line Items]
Undrawn borrowing capacity on revolving credit facility				1.0		$ 1
Fixed interest rate [member]
Disclosure of gross debt [Line Items]
Borrowings				£ 1,472.0			£ 1,161.0